LOANS - PARENT COMPANY (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Interest Income, Related Party	$ 151	$ 224
Dividend payment to parent company		$ 814
Adjustments to Additional Paid in Capital, Other	184
Line of Credit [Member]
Short-Term Debt [Line Items]
Notes and Loans Payable, Current	2,116
Adjustments to Additional Paid in Capital, Other	$ 184